Income Taxes (Components of Earnings Before Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Oct. 02, 2011	Oct. 03, 2010
Income Tax Expense (Benefit) [Abstract]
United States	$ 1,679.6	$ 1,523.4	$ 1,308.9
Foreign	379.5	287.7	128.1
Earnings before income taxes	$ 2,059.1	$ 1,811.1	$ 1,437.0